UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for
Fidelity® Connecticut Municipal Income Fund

     (formerly known as Spartan® Connecticut Municipal Income Fund)

August 31, 2005

1.805751.101 CTF QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds 98.9%

	Principal	Value
	Amount
Connecticut – 85.7%
Branford Gen. Oblig.:
5.25% 5/15/13 (MBIA Insured)	$500,000	$554,905
7% 6/15/08 (FGIC Insured)	500,000	553,265
7% 6/15/09 (FGIC Insured)	500,000	569,890
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11
@ 100) (c)	3,290,000	3,653,677
5.375% 8/15/14 (Pre-Refunded to 8/15/11
@ 100) (c)	2,305,000	2,559,795
5.375% 8/15/15 (Pre-Refunded to 8/15/11
@ 100) (c)	1,070,000	1,188,278
5.375% 8/15/16 (Pre-Refunded to 8/15/11
@ 100) (c)	2,000,000	2,221,080
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,322,500
Series A:
5.25% 8/15/16 (MBIA Insured)	1,320,000	1,476,658
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (c)	1,700,000	1,928,735
6% 7/15/12 (Pre-Refunded to 7/15/10 @ 101) (c)	5,830,000	6,614,427
6.125% 7/15/15 (Pre-Refunded to 7/15/10
@ 101) (c)	6,235,000	7,108,773
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15
(FSA Insured)	1,705,000	1,879,098
Connecticut Arpt. Rev. (Bradley Int’l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (b)	5,750,000	5,978,793
5.25% 10/1/09 (FGIC Insured) (b)	2,100,000	2,241,498
5.25% 10/1/10 (FGIC Insured) (b)	3,390,000	3,653,505
5.25% 10/1/11 (FGIC Insured) (b)	4,150,000	4,508,477
5.25% 10/1/12 (FGIC Insured) (b)	4,075,000	4,423,372
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,830,100
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.)
Series A:
6% 11/15/07	1,525,000	1,620,602
6% 11/15/08	1,525,000	1,659,292
6% 11/15/09	1,525,000	1,692,445
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport
Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (b)	3,000,000	3,181,860
Connecticut Gen. Oblig.:
Series 1999 B, 5.875% 11/1/16 (Pre-Refunded to
11/1/11 @ 100) (c)	4,550,000	5,044,449
Series 2000 B, 5.5% 6/15/19 (Pre-Refunded to
6/15/10 @ 100) (c)	2,185,000	2,392,597

Quarterly Report 2

Municipal Bonds continued
	Principal	Value
	Amount
Connecticut – continued
Connecticut Gen. Oblig.: – continued
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11
@ 100) (c)	$3,215,000	$ 3,514,638
5.125% 11/15/18 (Pre-Refunded to 11/15/11
@ 100) (c)	5,995,000	6,553,734
Series 2003 E, 5.25% 8/15/17 (FGIC Insured)	3,295,000	3,665,160
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,507,950
Series B:
5.375% 6/15/13 (Pre-Refunded to 6/15/11
@ 100) (c)	6,325,000	6,953,768
5.375% 6/15/14 (Pre-Refunded to 6/15/11
@ 100) (c)	3,730,000	4,100,799
5.375% 6/15/18 (Pre-Refunded to 6/15/11
@ 100) (c)	8,840,000	9,718,784
5.5% 6/15/17 (Pre-Refunded to 6/15/12
@ 100) (c)	7,815,000	8,825,480
5.5% 11/1/17 (Pre-Refunded to 11/1/11
@ 100) (c)	1,500,000	1,641,330
5.75% 11/1/10 (Pre-Refunded to 11/1/09
@ 101) (c)	1,000,000	1,103,850
5.75% 6/15/12 (Pre-Refunded to 6/15/10
@ 100) (c)	1,500,000	1,669,455
Series D:
5.375% 11/15/16 (Pre-Refunded to 11/15/12
@ 100) (c)	8,595,000	9,681,150
5.375% 11/15/18 (Pre-Refunded to 11/15/12
@ 100) (c)	5,000,000	5,631,850
5.375% 11/15/20	2,435,000	2,695,204
Series E, 6% 3/15/12 (Escrowed to Maturity) (c)	35,000	40,351
5.25% 6/1/18 (AMBAC Insured)	3,150,000	3,604,167
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.)
Series 2003 A, 5% 10/1/17	2,000,000	2,182,820
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25
(AMBAC Insured)	4,695,000	5,105,484
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26
(MBIA Insured)	6,230,000	6,486,801
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,480,000	2,601,545
5.2% 8/1/38	4,190,000	4,399,877
(Loomis Chaffee School Proj.):
Series C, 5.5% 7/1/26 (MBIA Insured)	1,430,000	1,472,257

3		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Connecticut – continued
Connecticut Health & Edl. Facilities Auth. Rev.: -
continued
(Loomis Chaffee School Proj.):
Series D, 5.25% 7/1/31	$2,000,000	$2,158,480
Series E, 5% 7/1/25	1,000,000	1,060,950
(Lutheran Gen. Health Care Sys. Proj.) 7.375%
7/1/19 (Escrowed to Maturity) (c)	3,075,000	3,816,014
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24
(AMBAC Insured)	1,940,000	1,981,361
(Sacred Heart Univ. Proj.) Series C, 6% 7/1/06
(Escrowed to Maturity) (c)	190,000	194,695
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,560,705
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,827,629
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,766,031
(Veterans Memorial Med. Ctr. Proj.) Series A, 5.5%
7/1/26 (MBIA Insured)	3,770,000	3,916,314
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,634,660
Series X1, 5% 7/1/42	13,515,000	14,274,678
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.
(Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (b)	460,000	465,272
Connecticut Resource Recovery Auth. Resource Recovery
Rev.:
(Bridgeport Resco Co. LP Proj.) 5.5% 1/1/08 (MBIA
Insured)	1,000,000	1,053,270
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (b)	3,000,000	3,161,520
5.5% 11/15/09 (MBIA Insured) (b)	2,000,000	2,136,340
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure
Proj.):
Series A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,200,220
5.375% 7/1/15 (Pre Refunded to 7/1/12 @ 100) (c)	3,785,000	4,248,625
5.375% 7/1/18 (Pre Refunded to 7/1/12 @ 100) (c)	2,000,000	2,244,980
7.125% 6/1/10	3,550,000	4,027,298
Series B:
0% 6/1/08	3,500,000	3,209,675
5% 1/1/15 (FGIC Insured)	8,910,000	9,826,394
5.25% 7/1/16 (AMBAC Insured)	4,510,000	5,124,082
6.125% 9/1/12	7,115,000	8,141,766
6.15% 9/1/09	5,000,000	5,551,800

Quarterly Report 4

Municipal Bonds continued
	Principal	Value
	Amount
Connecticut – continued
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure
Proj.): – continued
Series B:
6.5% 10/1/10	$3,400,000	$ 3,900,548
6.5% 10/1/12	7,100,000	8,413,784
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	2,047,530
Greater New Haven Wtr. Poll. Cont. Auth. Reg’l. Wastewtr.
Sys. Rev. Series A, 5% 8/15/35 (MBIA Insured)	1,000,000	1,075,160
Hamden Gen. Oblig.:
5% 7/15/12 (FSA Insured)	1,550,000	1,707,480
5% 7/15/13 (FSA Insured)	2,095,000	2,324,361
Hartford Gen. Oblig.:
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,859,324
5% 9/1/22 (MBIA Insured)	1,700,000	1,846,115
Series A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,515,893
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.)
Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,429,825
5% 6/15/17 (AMBAC Insured) (b)	775,000	825,755
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,555,000	4,024,829
7.4% 9/1/07 (MBIA Insured)	370,000	401,757
7.4% 9/1/08 (MBIA Insured)	370,000	416,505
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,239,980
6% 2/1/12 (MBIA Insured)	400,000	461,112
7% 4/1/07 (MBIA Insured)	580,000	616,302
7% 4/1/08 (MBIA Insured)	580,000	637,397
New Haven Air Rights Parking Facility Rev. 5.375%
12/1/11 (AMBAC Insured)	1,165,000	1,298,789
New Haven Gen. Oblig.:
Series B, 5.125% 11/1/16 (MBIA Insured)	4,000,000	4,425,800
5% 2/1/14 (MBIA Insured)	2,080,000	2,298,982
5% 2/1/15 (MBIA Insured)	1,705,000	1,892,482
5% 2/1/20 (MBIA Insured)	2,430,000	2,642,625
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,141,553
5% 1/15/16 (AMBAC Insured)	1,025,000	1,145,294
5% 1/15/17 (AMBAC Insured)	1,025,000	1,151,659
North Thompsonville Fire District #10:
6.75% 6/1/07 (MBIA Insured)	180,000	191,641

5		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount
Connecticut – continued
North Thompsonville Fire District #10: – continued
6.75% 6/1/08 (MBIA Insured)		$190,000	$ 208,728
6.75% 6/1/09 (MBIA Insured)		200,000	225,932
6.75% 6/1/10 (MBIA Insured)		215,000	248,897
6.75% 6/1/11 (MBIA Insured)		230,000	271,936
South Central Reg’l. Wtr. Auth. Wtr. Sys. Rev. Series
18B1, 5% 8/1/28 (MBIA Insured)		4,655,000	4,997,003
Stamford Gen. Oblig.:
5.25% 7/15/12		2,810,000	2,977,083
5.25% 7/15/14		6,565,000	7,367,243
5.25% 7/15/15		3,000,000	3,353,460
5.25% 2/1/21 (Pre-Refunded to 2/1/14 @ 100) (c)	.	1,045,000	1,177,914
5.25% 2/1/24 (Pre-Refunded to 2/1/14 @ 100) (c)	.	1,070,000	1,206,093
5.5% 7/15/13		2,675,000	3,024,676
5.5% 7/15/14		1,250,000	1,408,513
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts.
Proj.) 4.75%, tender 12/1/08 (a)(b)		6,000,000	6,160,680
Stratford Gen. Oblig. 7% 6/15/08 (FGIC Insured)		500,000	553,265
Suffield Gen. Oblig.:
5.125% 6/15/13 (MBIA Insured)		1,000,000	1,088,070
5.125% 6/15/14 (MBIA Insured)		1,335,000	1,449,650
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)		1,100,000	1,199,473
Univ. of Connecticut Series A:
5% 1/15/17 (MBIA Insured)		2,000,000	2,189,880
5.375% 4/1/19		2,230,000	2,467,919
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)		1,060,000	1,178,434
West Hartford Gen. Oblig. Series A:
5% 1/15/14		1,135,000	1,258,272
5% 1/15/15		1,135,000	1,260,928
5% 1/15/16		1,135,000	1,254,561
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)		2,480,000	2,762,745
Wolcott Gen. Oblig.:
7% 6/15/09 (FGIC Insured)		445,000	507,202
7% 6/15/10 (FGIC Insured)		440,000	514,738
Woodstock Spl. Oblig. Rev. (Woodstock Academy Proj.)
7% 3/1/08 (AMBAC Insured)		725,000	727,197
			381,570,258

Puerto Rico 13.2%
Puerto Rico Commonwealth Gen. Oblig.:
Series A, 5.5% 7/1/18 (MBIA Insured)		1,820,000	2,143,742
Series B, 5.5% 7/1/12 (FGIC Insured)		3,500,000	3,968,895

Quarterly Report 6

Municipal Bonds continued
	Principal	Value
	Amount
Puerto Rico continued
Puerto Rico Commonwealth Gen. Oblig.: – continued
5.75% 7/1/26 (Pre-Refunded to 7/1/10 @ 100) (c) .	$3,700,000	$ 4,104,151
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	2,750,000	2,971,870
Series Y, 5.5% 7/1/36 (FSA Insured)	1,500,000	1,724,400
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	3,640,000	4,022,819
5.5% 10/1/40 (Escrowed to Maturity) (c)	7,515,000	8,250,042
Series C, 5.5% 7/1/17 (AMBAC Insured)	6,700,000	7,852,802
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	13,235,000	14,371,478
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,694,800
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,469,182
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	942,304
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23
(FSA Insured)	1,250,000	1,360,413
		58,876,898

TOTAL INVESTMENT PORTFOLIO 98.9%
(Cost $417,940,905)		440,447,156

NET OTHER ASSETS – 1.1%		4,706,878

NET ASSETS 100%		$ 445,154,034

Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Security collateralized by an amount sufficient to pay interest and principal.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $417,853,446. Net unrealized appreciation aggregated $22,593,710, of which $22,690,572 related to appreciated investment securities and $96,862 related to depreciated investment securities.

7 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

8

Quarterly Holdings Report for Fidelity® Florida Municipal Income Fund (formerly Spartan Florida Municipal Income Fund)

August 31, 2005

1.805769.101 SFL-QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds 97.8%

	Principal	Value
	Amount
Florida – 94.3%
Alachua County Health Facilities Auth. Health Facilities
Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (e)	$1,485,000	$1,565,532
6.05% 11/15/16 (Escrowed to Maturity) (e)	6,230,000	7,244,057
Brevard County School Board Ctfs. of Prtn. Series B, 5%
7/1/14 (FGIC Insured)	1,000,000	1,099,390
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (d)	1,210,000	1,352,695
Series 1998 H1, 5.25% 10/1/11 (AMBAC
Insured) (d)	1,505,000	1,596,775
Series J1, 5.75% 10/1/18 (AMBAC Insured) (d)	2,755,000	3,056,122
Broward County Gen. Oblig. Series 2001 A, 5.25%
1/1/21	3,500,000	3,823,050
Broward County Resource Recovery Rev. (Wheelabrator
South Broward, Inc. Proj.) Series A, 5% 12/1/06	3,050,000	3,116,978
Broward County School Board Ctfs. of Prtn.:
5.25% 7/1/15 (MBIA Insured)	1,750,000	1,931,370
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,657,880
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,514,603
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,622,498
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,395,131
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18
(MBIA Insured)	2,765,000	2,910,577
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22
(FSA Insured)	2,200,000	2,388,078
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,485,038
Collier County School Board Ctfs. of Prtn.:
(School Board of Collier County Master Lease Prog.)
5.375% 2/15/19 (Pre-Refunded to 2/15/12
@ 100) (e)	2,000,000	2,230,420
5.375% 2/15/21 (Pre-Refunded to 2/15/12
@ 100) (e)	4,000,000	4,460,840
Dade County Aviation Rev.:
(Miami Int’l. Arpt. Proj.):
Series A, 6% 10/1/08 (FSA Insured) (d)	6,675,000	7,184,703
Series B, 5% 10/1/11 (FSA Insured) (d)	3,300,000	3,454,110
Series C, 5.5% 10/1/11 (MBIA Insured)	5,200,000	5,439,252
Series D, 5.75% 10/1/09 (AMBAC Insured) (d)	2,125,000	2,171,091
Dade County Resource Recovery Facilities Rev. 5.5%
10/1/09 (AMBAC Insured) (d)	5,000,000	5,215,400
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21
(FGIC Insured)	3,495,000	3,664,962

Quarterly Report 10

Municipal Bonds continued
	Principal	Value
	Amount
Florida – continued
Daytona Beach Util. Sys. Rev. Series D, 5.25%
11/15/17 (FSA Insured)	$1,825,000	$2,035,003
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,803,918
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,886,840
Duval County School Board Ctfs. of Prtn. 5.625%
7/1/14 (FSA Insured) (Pre-Refunded to 7/1/09
@ 100) (e)	3,010,000	3,265,820
Escambia County Health Facilities Auth. Health Facilities
Rev. (Baptist Hosp. & Baptist Manor Proj.) 5%
10/1/07	1,260,000	1,293,327
Escambia County Utils. Auth. Util. Sys. Rev. Series B,
6.25% 1/1/15 (FGIC Insured)	3,050,000	3,642,920
Florida Board of Ed. Cap. Outlay:
Series 2001 F, 5% 6/1/32 (MBIA Insured)	5,030,000	5,334,064
Series B:
5% 6/1/33	5,350,000	5,692,133
5.375% 6/1/17	5,000,000	5,591,150
5.5% 6/1/16 (FGIC Insured)	2,825,000	3,170,978
Florida Board of Ed. Lottery Rev.:
Series 2000 A, 5.75% 7/1/11 (FGIC Insured)	1,000,000	1,119,860
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	6,003,575
Series A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,118,780
Florida Board of Ed. Pub. Ed.:
Series 2000 A, 5.25% 6/1/24	2,400,000	2,591,424
Series A:
5.125% 6/1/30	1,360,000	1,437,819
5.625% 6/1/14	1,000,000	1,112,010
Florida Dept. of Envir. Protection Preservation Rev.
Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,712,680
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360,000	3,664,685
5% 7/1/18	3,320,000	3,601,270
Florida Gen. Oblig.:
(Dept. of Trans. Right of Way Proj.) Series A, 5%
7/1/33	1,000,000	1,063,710
5.375% 7/1/15 (MBIA Insured)	2,110,000	2,359,128
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875%
10/1/22 (Escrowed to Maturity) (e)	3,000,000	3,997,620
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.):
5.5% 10/1/18 (AMBAC Insured)	1,350,000	1,515,065
5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,728,744
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,175,908

11		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Florida – continued
Gainesville Utils. Sys. Rev. Series A, 5.2% 10/1/22	$3,270,000	$3,404,528
Greater Orlando Aviation Auth. Arpt. Facilities Rev.
5.75% 10/1/09 (FGIC Insured) (d)	2,500,000	2,715,500
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (c)	1,825,000	1,998,558
Series 1985 E:
5%, tender 12/1/11 (FGIC Insured) (c)	1,330,000	1,450,166
5%, tender 12/1/13 (FGIC Insured) (c)	1,465,000	1,609,976
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC
Insured)	1,010,000	1,114,444
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series 2002 B, 5% 11/15/08	2,835,000	2,977,969
Series D, 6% 11/15/25	5,360,000	5,921,621
3.35%, tender 9/1/05 (a)(c)	3,800,000	3,800,000
Hillsborough County Aviation Auth. Rev. (Tampa Int’l.
Arpt. Proj.) Series B, 6% 10/1/17 (FGIC Insured)	5,880,000	7,065,820
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.)
Series A:
5% 10/1/07	1,300,000	1,341,717
5% 10/1/08	1,000,000	1,044,160
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series
1999 A, 5.625% 8/15/19	5,000,000	5,212,850
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	2,005,000	2,017,732
4.25%, tender 8/1/07 (c)(d)	2,110,000	2,123,356
5.1% 10/1/13	3,005,000	3,178,268
Hillsborough County School Board Ctfs. of Prtn. (Master
Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured) .	4,905,000	5,191,354
Jacksonville Econ. Dev. Commission Healthcare Rev.
(Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,445,084
Series C, 5.5% 11/15/36 (MBIA Insured) (b)	12,250,000	13,450,123
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (d)	1,540,000	1,675,936
5.5% 10/1/11 (FGIC Insured) (d)	2,730,000	2,961,231
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity
Obligated Group Proj.) Series A, 5.25% 8/15/08
(MBIA Insured)	3,720,000	3,903,842
Jacksonville Sales Tax Rev.:
5.25% 10/1/19 (MBIA Insured)	1,500,000	1,666,410

Quarterly Report 12

Municipal Bonds continued
	Principal	Value
	Amount
Florida – continued
Jacksonville Sales Tax Rev.: – continued
5.5% 10/1/18 (FGIC Insured)	$1,000,000	$ 1,178,340
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	1,040,000	1,157,718
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,114,510
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,295,140
Kissimmee Util. Auth. Elec. Sys. Rev. 5.25% 10/1/16
(FSA Insured)	2,230,000	2,485,647
Lake County School Board Ctfs. of Prtn.:
Series 2005 B, 5.25% 6/1/15 (AMBAC Insured)	4,075,000	4,573,047
Series B:
5% 6/1/16 (AMBAC Insured)	2,060,000	2,245,482
5.25% 6/1/14 (AMBAC Insured)	2,770,000	3,083,481
5.375% 7/1/18 (AMBAC Insured)	1,000,000	1,108,980
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA
Insured)	1,000,000	1,113,690
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Series A, 5.75% 4/1/12 (FSA Insured)	3,000,000	3,389,250
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (d)	1,035,000	1,131,948
5.25% 10/1/16 (MBIA Insured) (d)	1,090,000	1,194,226
5.25% 10/1/17 (MBIA Insured) (d)	1,145,000	1,253,741
5.25% 10/1/18 (MBIA Insured) (d)	1,205,000	1,318,656
Manatee County School Board Ctfs. of Prtn. Series A, 5%
7/1/15 (FSA Insured)	1,325,000	1,458,799
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC
Insured)	1,265,000	1,405,883
Melbourne Arpt. Rev.:
6.5% 10/1/05 (MBIA Insured) (d)	310,000	310,791
6.75% 10/1/07 (MBIA Insured) (d)	350,000	374,532
6.75% 10/1/08 (MBIA Insured) (d)	375,000	411,769
6.75% 10/1/09 (MBIA Insured) (d)	400,000	450,352
6.75% 10/1/10 (MBIA Insured) (d)	425,000	487,365
Melbourne Wtr. & Swr. Rev. Series B, 0% 10/1/24
(FGIC Insured)	2,750,000	1,179,228
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount
Sinai Med. Ctr. Proj.) 5.75% 11/15/06	1,500,000	1,530,330
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA
Insured)	1,010,000	1,053,622
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,081,750
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,554,128

13		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Florida – continued
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC
Insured)	$6,000,000	$6,529,020
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Projs.)
Series 2002, 5.5% 1/1/16 (MBIA Insured)	5,000,000	5,541,350
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,613,920
Miami-Dade County Aviation Rev. Series C:
5.25% 10/1/10 (MBIA Insured) (d)	3,435,000	3,648,588
5.25% 10/1/12 (MBIA Insured) (d)	5,185,000	5,491,848
Miami-Dade County Edl. Facilities Auth. Rev.:
Series A, 5.75% 4/1/13 (AMBAC Insured)	2,500,000	2,786,050
5.75% 4/1/29 (AMBAC Insured)	6,520,000	7,219,140
Miami-Dade County Expressway Auth. 6% 7/1/13
(FGIC Insured)	1,200,000	1,357,476
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	5,000,000	5,356,300
Miami-Dade County Health Facilities Auth. Hosp. Rev.
(Miami Childrens Hosp. Proj.) Series A, 5.5%
8/15/11 (AMBAC Insured)	3,000,000	3,339,720
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp.
Rev. (Waste Mgmt., Inc. Proj.) Series 1, 3.5%, tender
12/1/07 (c)(d)	2,000,000	1,992,680
Miami-Dade County School Board Ctfs. of Prtn.:
Series B, 5.5%, tender 5/1/11 (MBIA Insured) (c)	5,300,000	5,839,116
5%, tender 5/1/11 (MBIA Insured) (c)	8,000,000	8,610,240
5.25% 10/1/16 (FGIC Insured)	5,925,000	6,612,419
5.25% 10/1/17 (FGIC Insured)	1,000,000	1,116,020
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC
Insured)	1,000,000	1,108,870
Okeechobee County Solid Waste Rev. (Chambers Waste
Sys. Proj.) Series A, 4.2%, tender 7/1/09 (c)(d)	2,250,000	2,287,215
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.625% 11/15/32	4,000,000	4,325,680
6.375% 11/15/20	2,000,000	2,246,840
6.5% 11/15/30	2,545,000	2,857,322
(Orlando Reg’l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,628,862
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,527,800
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev.
(Mtg. Backed Securities Prog.) 6.4% 10/1/14 (d)	205,000	208,897
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,005,000	2,197,436

Quarterly Report 14

Municipal Bonds continued
	Principal	Value
	Amount
Florida – continued
Orange County School Board Ctfs. of Prtn. Series A: -
continued
5% 8/1/16 (MBIA Insured)	$2,940,000	$ 3,233,882
5.25% 8/1/15 (AMBAC Insured)	8,000,000	8,847,200
5.5% 8/1/15 (MBIA Insured)	2,265,000	2,546,494
5.5% 8/1/16 (MBIA Insured)	2,175,000	2,446,723
Orlando Utils. Commission Wtr. & Elec. Rev. Subseries D,
6.75% 10/1/17 (Escrowed to Maturity) (e)	7,560,000	9,294,566
Osceola County Infrastructure Sales Surtax Rev. 5.375%
10/1/17 (AMBAC Insured)	1,000,000	1,111,210
Osceola County Tourist Dev. Tax Rev. Series A, 5.5%
10/1/19 (FGIC Insured)	1,190,000	1,327,707
Palm Beach County Gen. Oblig. (Land Acquisition Proj.)
Series A, 5.5% 6/1/15	1,000,000	1,108,000
Palm Beach County School Board Ctfs. of Prtn.:
Series A, 5.375% 8/1/14 (FSA Insured)	2,060,000	2,296,303
Series D, 5.25% 8/1/17 (FSA Insured)	2,025,000	2,224,949
Pasco County School Board Series A, 5% 8/1/30
(AMBAC Insured)	4,000,000	4,266,960
Pasco County Solid Waste Disp. & Resource Recovery
Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (d)	2,400,000	2,551,608
6% 4/1/10 (AMBAC Insured) (d)	5,770,000	6,353,636
6% 4/1/11 (AMBAC Insured) (d)	5,000,000	5,579,200
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA
Insured) (d)	1,500,000	1,626,825
Pinellas County Health Facilities Auth. Rev. (Baycare
Health Sys. Proj.) 5.5% 11/15/33	3,670,000	3,923,340
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200,000	2,548,216
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender
12/1/10 (FSA Insured) (c)	3,000,000	3,286,110
Port Saint Lucie Gen. Oblig. 5% 7/1/32 (MBIA
Insured) (a)	3,650,000	3,907,033
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25%
10/1/19 (MBIA Insured)	3,700,000	4,096,825
Saint Petersburg Health Facilities Auth. Rev. (All
Children’s Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,386,173
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,128,170
Sarasota County Solid Waste Sys. Rev. 5% 10/1/15
(MBIA Insured)	1,000,000	1,104,890
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	1,920,000	2,151,955

15		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Florida – continued
South Broward Hosp. District Rev.: – continued
5.625% 5/1/32 (MBIA Insured)	$2,600,000	$ 2,901,600
Sumter County School District Rev. (Multi-District Ln.
Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,279,131
Tampa Rev. (Catholic Health East Proj.) Series A1:
4.7% 11/15/10 (MBIA Insured)	1,500,000	1,585,845
5.5% 11/15/08 (MBIA Insured)	500,000	533,665
5.5% 11/15/12 (MBIA Insured)	1,015,000	1,129,380
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,741,376
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,944,044
Series A, 5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,378,610
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series
2001:
2.8%, tender 10/1/08, LOC Suntrust Banks of Florida,
Inc. (c)	3,000,000	2,955,660
3%, tender 10/1/09, LOC Suntrust Bank (c)	3,000,000	2,953,590
Univ. of Central Florida Athletics Assoc., Inc. Certficates
of Prtn. Series A:
5% 10/1/16 (FGIC Insured)	1,715,000	1,879,794
5% 10/1/17 (FGIC Insured)	1,805,000	1,965,844
5% 10/1/35 (FGIC Insured)	3,000,000	3,192,780
5.25% 10/1/34 (FGIC Insured)	2,000,000	2,171,100
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.)
Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690,000	2,997,709
5.25% 7/1/16 (AMBAC Insured)	2,830,000	3,131,735
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurn Ltd. Insured)	1,000,000	1,076,120
5% 10/15/12 (Radian Asset Assurn Ltd. Insured)	1,260,000	1,359,880
Walton County School Board Ctfs. of Prtn.:
5% 7/1/15 (FSA Insured)	1,625,000	1,777,913
5% 7/1/16 (FSA Insured)	1,705,000	1,867,589
5.25% 7/1/18 (FSA Insured)	1,865,000	2,098,927
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,100,210
		491,525,319

Puerto Rico 3.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,400,000	2,759,040
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev. Series 2000 C, 6% 7/1/29	3,000,000	3,386,520

Quarterly Report 16

Municipal Bonds continued
		Principal	Value
		Amount
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (e)		$2,890,000	$3,193,941
Series C, 5.5% 7/1/17 (AMBAC Insured)		5,000,000	5,860,300
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5%
7/1/16 (XL Cap. Assurance, Inc. Insured)		900,000	1,045,053
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23
(FSA Insured)		1,750,000	1,904,578
			18,149,432

TOTAL INVESTMENT PORTFOLIO 97.8%
(Cost $486,728,385)			509,674,751

NET OTHER ASSETS – 2.2%			11,435,518

NET ASSETS 100%			$ 521,110,269

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Treasury Contracts
60 U.S. Treasury 10-Year Bond Contracts	Dec. 2005	$6,724,688	$(112,248)
20 U.S. Treasury 20-Year Bond Contracts	Dec. 2005	2,360,625	(30,083)
TOTAL TREASURY CONTRACTS		$9,085,313	$(142,331)

The face value of futures sold as a percentage of net assets – 1.8%

Swap Agreements
		Notional	Value
		Amount

Interest Rate Swap
Receive quarterly a fixed rate equal to
4.6475% and pay quarterly a floating rate
based on 3-month LIBOR with Morgan
Stanley, Inc.	Feb. 2016	$5,000,000	$70,203

17 Quarterly Report

Investments (Unaudited) continued Legend

(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,097,970.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	28.3%
Health Care	17.4%
Transportation	11.6%
Special Tax	9.5%
Education	7.5%
Escrowed/Pre Refunded	6.8%
Water & Sewer	6.5%
Others* (individually less than 5%)	12.4%
100.0%

*Includes net other assets

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $486,491,799. Net unrealized appreciation aggregated $23,182,952, of which $23,447,218 related to appreciated investment securities and $264,266 related to depreciated investment securities.

Quarterly Report

18

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

19 Quarterly Report

Quarterly Holdings Report for Fidelity® New Jersey Municipal Income Fund

(formerly Spartan New Jersey Municipal Income Fund)

August 31, 2005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds 97.9%

	Principal	Value
	Amount
New Jersey – 77.4%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention
Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (d)	$655,000	$728,661
7.4% 7/1/16 (Escrowed to Maturity) (d)	3,510,000	4,442,923
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25
(FGIC Insured)	2,750,000	3,002,643
Burlington County Board Commission Pooled Ln. Rev.
(Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured) .	3,290,000	3,646,208
Burlington County Bridge Commission Lease Rev. (Govt.
Leasing Prog.):
5.25% 8/15/16	1,100,000	1,209,868
5.25% 8/15/17	1,000,000	1,094,740
5.25% 8/15/19	1,000,000	1,097,310
Cape May County Indl. Poll. Cont. Fing. Auth. Rev.
(Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21
(MBIA Insured)	1,350,000	1,803,776
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.
5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,773,696
Egg Hbr. Township School District:
5.5% 7/15/17 (FSA Insured)	1,970,000	2,303,659
5.5% 7/15/18 (FSA Insured)	1,685,000	1,979,791
Essex County Impt. Auth. (County Correctional Facility
Proj.):
Series 2000, 5.75% 10/1/30 (Pre-Refunded to
10/1/10 @ 100) (d)	3,605,000	4,035,545
5.25% 10/1/18 (MBIA Insured)	1,000,000	1,109,390
Evesham Township Board of Ed. 5% 3/1/16 (FGIC
Insured)	1,695,000	1,886,620
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A,
5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,805,001
Garden State Preservation Trust Open Space &
Farmland Preservation:
Series A, 5.25% 11/1/19 (FSA Insured)	7,900,000	8,707,854
Series B:
6.375% 11/1/13 (MBIA Insured) (a)	4,000,000	4,731,360
6.375% 11/1/15 (MBIA Insured) (a)	1,630,000	1,966,546
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,685,000	3,033,916
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,792,390
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,883,357
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,822,116
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,932,918

21 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
New Jersey – continued
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	$4,000,000	$4,364,480
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,417,725
Lenape Reg’l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	860,389
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,296,270
Manalapan-Englishtown Reg’l. Board of Ed. 5.75%
12/1/22 (FGIC Insured)	1,340,000	1,650,813
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA
Insured)	1,000,000	1,101,870
Middlesex County Impt. Auth. Rev. (Guaranteed Open
Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,519,202
5.25% 9/15/17	2,000,000	2,216,460
Monmouth County Impt. Auth. Rev. (Howell Township
Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,097,505
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,224,025
Monroe Township Muni. Util. Auth. Middlesex County
Rev. 5.25% 2/1/12 (FGIC Insured)	1,130,000	1,234,683
Montgomery Township Board of Ed. Series 2001, 5.25%
8/1/15 (MBIA Insured)	1,285,000	1,409,362
Morristown Gen. Oblig.:
6.5% 8/1/17 (FSA Insured)	1,225,000	1,541,957
6.5% 8/1/19 (FSA Insured)	630,000	805,260
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,260,994
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing
Eye, Inc. Proj.) 6.2% 12/1/24 (Pre-Refunded to
12/1/09 @ 102) (d)	2,000,000	2,268,220
New Jersey Econ. Dev. Auth. Rev.:
(Trans. Proj.) Series B, 5.75% 5/1/10 (FSA Insured)	1,000,000	1,108,010
Series 2004 A, 5.25% 7/1/31 (MBIA Insured) (b)	5,000,000	5,468,150
Series 2004 G, 5% 9/1/16 (Pre-Refunded to 9/1/13
@ 100) (d)	2,550,000	2,827,593
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	6,000,000	6,788,580
5.5% 12/15/19 (AMBAC Insured)	19,000,000	22,371,163
Series 2005 N1, 5.5% 9/1/25 (FSA Insured)	11,990,000	14,448,789
Series F, 5.25% 6/15/19 (Pre-Refunded to 6/15/13
@ 100) (d)	1,500,000	1,684,845
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14
@ 100) (d)	2,000,000	2,262,920
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	6,028,350

Quarterly Report 22

Municipal Bonds continued
		Principal	Value
		Amount
New Jersey – continued
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (c)	.	$7,700,000	$7,885,647
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (c)	.	3,750,000	3,934,238
Series A, 5.25% 7/1/38 (FGIC Insured) (c)		3,270,000	3,413,847
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA
Insured) (c)		1,000,000	1,043,380
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund
Rev. Series 2001 A:
5.25% 3/1/09		4,855,000	5,182,470
5.25% 3/1/10		4,855,000	5,255,149
5.25% 3/1/11		4,605,000	5,028,107
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375%
7/1/16 (FGIC Insured)		2,000,000	2,214,140
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A,
5.75% 9/1/12 (FSA Insured)		1,595,000	1,824,202
(Montclair State Univ. Proj.) Series L, 5.125% 7/1/20
(MBIA Insured)		2,145,000	2,354,481
(Ramapo College Proj.) Series E, 5% 7/1/34 (FGIC
Insured)		1,500,000	1,601,280
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	.	1,450,000	1,473,650
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10		1,675,000	1,830,876
5.5% 9/1/11		2,830,000	3,085,577
5.5% 9/1/12		2,980,000	3,239,826
New Jersey Gen. Oblig.:
Series 1996 E, 6% 7/15/09		1,500,000	1,653,525
Series 2005 N:
5.5% 7/15/16 (AMBAC Insured) (a)		1,900,000	2,171,909
5.5% 7/15/17 (FGIC Insured) (a)		1,000,000	1,148,710
Series H, 5.25% 7/1/11		3,345,000	3,678,329
4.5% 4/1/18 (AMBAC Insured)		1,500,000	1,587,405
4.5% 4/1/20 (AMBAC Insured)		1,500,000	1,573,905
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11
(AMBAC Insured)		3,500,000	3,970,680
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25		3,000,000	3,228,840
(Burdette Tomlin Memorial Hosp. Proj.) Series D,
6.25% 7/1/06 (FGIC Insured)		1,710,000	1,718,088
(Cmnty. Med. Ctr./Kimball Med. Ctr. Proj.) 5.25%
7/1/11 (FSA Insured)		750,000	798,165

23			Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
New Jersey – continued
New Jersey Health Care Facilities Fing. Auth. Rev.: -
continued
(Hackensack Univ. Med. Ctr. Proj.) Series A, 5.25%
1/1/12 (MBIA Insured)	$3,165,000	$3,337,461
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	1,930,000	2,019,359
5.75% 7/1/08 (MBIA Insured)	1,135,000	1,216,504
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A,
5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,040,560
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875%
7/1/30	1,500,000	1,670,535
5.375% 11/15/33	2,040,000	2,166,521
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev.
(Sr. Parkway Proj.):
6% 1/1/19 (Escrowed to Maturity) (d)	5,385,000	6,537,498
6.2% 1/1/10 (Escrowed to Maturity) (d)	6,225,000	6,819,176
New Jersey Sports & Exposition Auth. Contract Rev.
Series A:
5.25% 3/1/11 (Escrowed to Maturity) (d)	15,000	16,520
5.25% 3/1/11 (MBIA Insured)	1,345,000	1,477,039
6% 3/1/14 (MBIA Insured)	4,220,000	4,710,111
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A, 5.5% 1/1/30 (Pre-Refunded to
1/1/10 @ 100) (d)	10,000,000	10,945,900
Series 2005 C:
6.5% 1/1/16	555,000	659,606
6.5% 1/1/16 (Escrowed to Maturity) (d)	185,000	221,513
Series A:
5.6% 1/1/22 (Pre-Refunded to 1/1/10 @ 100) (d)	10,925,000	12,002,205
5.75% 1/1/10 (Escrowed to Maturity) (d)	735,000	811,888
6% 1/1/11 (Escrowed to Maturity) (d)	580,000	658,219
Series C, 6.5% 1/1/16 (Escrowed to Maturity) (d)	2,715,000	3,261,611
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5.5% 6/15/12	7,510,000	8,351,120
5.5% 6/15/12 (Escrowed to Maturity) (d)	2,490,000	2,811,957
Series 2003 C:
5.5% 6/15/16 (Pre-Refunded to 6/15/13
@ 100) (d)	3,000,000	3,420,510
5.5% 6/15/24 (Pre-Refunded to 6/15/13
@ 100) (d)	3,000,000	3,420,510
Series 2004 A, 5.25% 6/15/19 (Pre-Refunded to
6/15/14 @ 100) (d)	7,250,000	8,183,583

Quarterly Report 24

Municipal Bonds continued
	Principal	Value
	Amount
New Jersey – continued
New Jersey Trans. Trust Fund Auth.: – continued
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	$10,000,000	$11,028,000
Series A:
5.25% 12/15/11 (MBIA Insured)	4,205,000	4,633,532
5.75% 6/15/15 (MBIA Insured)	3,000,000	3,500,430
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	11,077,132
5.25% 12/15/22 (AMBAC Insured)	3,000,000	3,488,910
5.5% 12/15/20 (FGIC Insured)	15,235,000	18,000,153
Series C:
5.25% 6/15/18 (FGIC Insured)	10,000,000	11,139,500
5.5% 12/15/10 (FSA Insured)	3,000,000	3,312,390
5.75% 12/15/12 (FSA Insured)	5,000,000	5,702,950
New Jersey Transit Corp. Ctfs. of Prtn. Series A:
5.25% 9/15/15 (AMBAC Insured)	3,550,000	3,991,514
6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	3,000,000	3,311,280
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan
Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (c)	2,465,000	2,642,924
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,609,900
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,186,991
Newark Port Auth. Hsg. Auth. (City of Newark Redev.
Proj.):
5% 1/1/34 (MBIA Insured)	5,000,000	5,281,700
5.5% 1/1/27 (MBIA Insured)	2,500,000	2,806,250
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,119,452
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,111,820
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	867,180
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,305,850
Ocean County Utils. Auth. Wastewtr. Rev.:
Series 2001:
5.25% 1/1/15	4,540,000	5,005,668
5.25% 1/1/16	2,400,000	2,638,992
5.125% 1/1/10	2,180,000	2,278,994
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,564,665
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.)
Series A, 6.4% 5/1/13	2,000,000	2,289,120
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5%
1/1/14 (MBIA Insured)	1,145,000	1,226,501

25 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
New Jersey – continued
Tobacco Settlement Fing. Corp.:
6.375% 6/1/32	$7,200,000	$ 8,231,040
6.75% 6/1/39	750,000	875,828
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	2,035,638
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,501,840
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn.
5% 6/15/29 (MBIA Insured)	1,000,000	1,063,430
		445,533,809

New Jersey/Pennsylvania – 1.6%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
5.25% 7/1/17	1,300,000	1,414,491
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (d) .	1,700,000	1,904,357
Delaware River Port Auth. Pennsylvania & New Jersey
Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA
Insured)	2,000,000	2,196,720
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,204,120
6% 1/1/18 (FSA Insured)	1,300,000	1,447,914
		9,167,602

New York & New Jersey – 10.9%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (c)	5,220,000	5,499,427
120th Series:
5.5% 10/15/35 (MBIA Insured) (c)	7,000,000	7,291,690
5.75% 10/15/13 (MBIA Insured) (c)	3,000,000	3,174,510
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000,000	3,135,810
126th Series:
5.25% 5/15/37 (FGIC Insured) (c)	12,000,000	12,833,040
5.5% 11/15/11 (FGIC Insured) (c)	1,495,000	1,653,066
127th Series:
5% 12/15/07 (AMBAC Insured) (c)	2,540,000	2,638,298
5.5% 12/15/13 (AMBAC Insured) (c)	8,600,000	9,472,556
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,260,160
5% 11/1/19 (FSA Insured)	2,800,000	3,044,664
5% 11/1/22 (FSA Insured)	2,190,000	2,361,302

Quarterly Report

26

Municipal Bonds continued
	Principal	Value
	Amount
New York & New Jersey – continued
Port Auth. of New York & New Jersey: – continued
134th Series, 5% 1/15/39	$4,500,000	$ 4,789,665
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/15 (MBIA Insured) (c)	3,000,000	3,477,360
		62,631,548

Puerto Rico 8.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,100,000	2,414,160
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev.:
Series B, 5.875% 7/1/35 (MBIA Insured)	1,625,000	1,815,353
Series E, 5.5% 7/1/16 (FSA Insured)	2,525,000	2,944,251
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,436,020
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	4,345,000	4,801,964
5.5% 10/1/40 (Escrowed to Maturity) (d)	11,785,000	12,937,691
Series C:
5.5% 7/1/17 (AMBAC Insured)	1,900,000	2,226,914
5.5% 7/1/18 (AMBAC Insured)	2,000,000	2,355,760
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,829,800
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,983,628
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,177,880
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.)
Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev.
Bank	920,000	922,282
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/19
(FSA Insured)	2,740,000	2,987,285
		45,832,988

TOTAL INVESTMENT PORTFOLIO 97.9%
(Cost $535,206,209)		563,165,947

NET OTHER ASSETS – 2.1%		11,987,378

NET ASSETS 100%		$ 575,153,325

27 Quarterly Report

Investments (Unaudited)	continued

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Treasury Contracts
30 U.S. Treasury 10-Year Bond Contracts	Dec. 2005	$ 3,362,344	$36,674
The face value of futures purchased as a percentage of net assets – 0.6%

Legend

(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $328,089.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	41.9%
Escrowed/Pre Refunded	17.4%
Transportation	13.0%
Special Tax	6.7%
Electric Utilities	5.2%
Others* (individually less than 5%)	15.8%
100.0%

*Includes net other assets

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $535,148,356. Net unrealized appreciation aggregated $28,017,591, of which $28,110,327 related to appreciated investment securities and $92,736 related to depreciated investment securities.

Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

29 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 24, 2005